CIRR-system - Subclassifications of financial information (Details) - SEK (kr) kr in Millions	3 Months Ended					6 Months Ended				12 Months Ended
	Jun. 30, 2024		Mar. 31, 2024	Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023	Dec. 31, 2022
Sub-classifications of financial information
Concessionary loans outstanding	kr 123					kr 123				kr 174
Operating result of previous concessionary credit program						(4)		kr (10)
Administrative compensation for concessionary loans						0		0
Comprehensive income
Interest income	4,981		kr 5,079	kr 4,724		10,060		8,767		19,438
Interest expenses	(4,215)		(4,309)	(4,000)		(8,524)		(7,410)		(16,543)
Exchange-rate differences	(1)		(5)	0		(6)		0		2
Financial position
Cash and cash equivalents	11,860	[1]		5,837	[1]	11,860	[1]	5,837	[1]	3,482 [1]	kr 4,060
Derivatives	6,904					6,904				6,432
Other assets	444					444				276
Prepaid expenses and accrued revenues	7,893					7,893				7,994
Total assets	374,287					374,287				365,929
Derivatives	7,267					7,267				12,637
Accrued expenses and prepaid revenues	8,694					8,694				8,387
Total liabilities	350,967					350,967				343,083
Committed undisbursed loans	67,100					67,100				54,975
CIRR-System
Comprehensive income
Interest income	576		586	577		1,162		1,128		2,329
Interest expenses	(505)		(523)	(485)		(1,028)		(947)		(1,904)
Exchange-rate differences	0		1	1		1		1		1
Profit before compensation to SEK	71		64	93		135		182		426
Administrative remuneration to SEK	(64)		(65)	(66)		(129)		(127)		(260)
Operating profit CIRR-system	7		(1)	27		6		55		166
Reimbursement to (-) / from (+) the State	(7)		kr 1	kr (27)		(6)		kr (55)		(166)
Financial position
Cash and cash equivalents	0					0				1
Loans	97,420					97,420				101,361
Derivatives	5,077					5,077				4,334
Other assets	228					228				179
Prepaid expenses and accrued revenues	2,036					2,036				1,711
Total assets	104,761					104,761				107,586
Liabilities	103,116					103,116				105,642
Derivatives	311					311				859
Accrued expenses and prepaid revenues	1,334					1,334				1,085
Total liabilities	104,761					104,761				107,586
Committed undisbursed loans	kr 50,212					kr 50,212				kr 36,505

[1]	Cash and cash equivalents include, in this context, cash at banks that can be immediately converted into cash and short-term deposits for which the time to maturity does not exceed three months from trade date.